Document and Entity Information	Jun. 28, 2019
Risk/Return:
Registrant Name	Delaware Group Income Funds
Document Type	497
Document Period End Date	Jul. 31, 2018
Amendment Flag	false
Central Index Key	0000027825
Document Effective Date	Jun. 28, 2019
Document Creation Date	Jun. 28, 2019
Prospectus Date	Jan. 31, 2019
Entity Inv Company Type	N-1A
Delaware Corporate Bond Fund | Class A
Risk/Return:
Trading Symbol	DGCAX
Delaware Corporate Bond Fund | Class C
Risk/Return:
Trading Symbol	DGCCX
Delaware Corporate Bond Fund | Class R
Risk/Return:
Trading Symbol	DGCRX
Delaware Corporate Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	DGCIX